Commitment and Contingencies (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at December 31, 2021	$ 19	$ 17	$ 13
Additional provision	6	17	16
Reversal and utilization	(6)	(15)	(12)
Balance at March 31, 2022	$ 19	$ 19	$ 17
Minimum
Product Warranty Liability [Line Items]
Product warranty term	1 year	1 year
Maximum
Product Warranty Liability [Line Items]
Product warranty term	3 years	3 years